Preliminary Purchase Price Allocation	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Preliminary Purchase Price Allocation

3.Preliminary Purchase Price Allocation

Consideration of $1,478,525 was based on $850,000 cash, a $50,000 promissory note, the $150,000 option-to-purchase payments, and $426,025 of the Company’s common stock based on the Company’s share price on November 30, 2017, the date the acquisition closed. The Company has performed a preliminary valuation analysis of the fair market value of the SDA Mill’s assets and liabilities. The following table summarizes the allocation of the preliminary purchase price as of the acquisition date:

Purchase Price
Cash	$ 850,000
Note payable	50,000
Option payments	150,000
Common stock	426,025
Total Purchase Price	$ 1,476,025

Allocation of Purchase Price
Crushing equipment	$ 254,000
Grinding equipment	272,000
Flotation equipment	156,000
Tailings machinery	6,000
Concentrate machinery	17,000
Water machinery	12,000
Feed	14,000
Grinding machinery	218,000
Leaching machinery	54,000
Precipitation plant	130,000
Lab equipment	15,000
Tailings dam	50,000
Office and warehouse assets	35,000
Asset retirement obligation	(122,024)
Goodwill	365,049
$ 1,476,025

This preliminary purchase price allocation has been used to prepare pro forma adjustments in the unaudited pro forma balance sheet and unaudited pro forma statements of operations. The final purchase price allocation will be determined when the Company has completed the detailed valuations and necessary calculations.